Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000082229
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Institutional Class	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Opportunities Fund, Institutional Class - $1721687	MSCI ACWI ex-USA Index (Net) (USD)* - $1663019	MSCI ACWI ex-USA Index (Gross) (USD) - $1744029
Sep/14	$1000000	$1000000	$1000000
Sep/15	$881671	$878374	$882220
Sep/16	$919346	$959682	$968634
Sep/17	$1129153	$1147873	$1163857
Sep/18	$1122212	$1168104	$1190094
Sep/19	$1061274	$1153749	$1181506
Sep/20	$1013346	$1188381	$1222251
Sep/21	$1333644	$1472590	$1521038
Sep/22	$997898	$1101995	$1144047
Sep/23	$1355721	$1326667	$1384557
Sep/24	$1721687	$1663019	$1744029

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Institutional Class	26.99%	10.16%	5.58%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI ACWI ex-USA Index (Gross) (USD)	25.96%	8.10%	5.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 291,732,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,971
InvestmentCompanyPortfolioTurnover	69.00%
Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	11.3%
Exchange-Traded Funds	5.1%
Switzerland	2.6%
Italy	3.2%
South Korea	4.0%
Netherlands	4.9%
Taiwan	5.9%
Germany	6.7%
India	6.9%
Japan	8.6%
China	8.6%
France	11.5%
United Kingdom	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
C000082230
Shareholder Report [Line Items]
Fund Name	Causeway International Opportunities Fund
Class Name	Investor Class
Trading Symbol	CIOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Opportunities Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-opportunities-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-opportunities-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Opportunities Fund, Investor Class	$136	1.20%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Opportunities Fund, Investor Class - $16803	MSCI ACWI ex-USA Index (Net) (USD)* - $16630	MSCI ACWI ex-USA Index (Gross) (USD) - $17440
Sep/14	$10000	$10000	$10000
Sep/15	$8789	$8784	$8822
Sep/16	$9147	$9597	$9686
Sep/17	$11209	$11479	$11639
Sep/18	$11114	$11681	$11901
Sep/19	$10492	$11537	$11815
Sep/20	$9984	$11884	$12223
Sep/21	$13116	$14726	$15210
Sep/22	$9788	$11020	$11440
Sep/23	$13267	$13267	$13846
Sep/24	$16803	$16630	$17440

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Opportunities Fund, Investor Class	26.66%	9.88%	5.33%
MSCI ACWI ex-USA Index (Net) (USD)*	25.35%	7.59%	5.22%
MSCI ACWI ex-USA Index (Gross) (USD)	25.96%	8.10%	5.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 291,732,000
Holdings Count | Holding	239
Advisory Fees Paid, Amount	$ 1,971
InvestmentCompanyPortfolioTurnover	69.00%
Holdings [Text Block]

 Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	11.3%
Exchange-Traded Funds	5.1%
Switzerland	2.6%
Italy	3.2%
South Korea	4.0%
Netherlands	4.9%
Taiwan	5.9%
Germany	6.7%
India	6.9%
Japan	8.6%
China	8.6%
France	11.5%
United Kingdom	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-opportunities-fund